Document and Entity Information	Apr. 15, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001668243
Document Type	8-K
Document Period End Date	Apr. 15, 2020
Entity Registrant Name	UROGEN PHARMA LTD.
Entity Incorporation State Country Code	L3
Entity File Number	001-38079
Entity Tax Identification Number	98-1460746
Entity Address, Address Line One	400 Alexander Park Drive
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	+1 (646)
Local Phone Number	768-9780
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, par value NIS 0.01 per share
Trading Symbol	URGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false